Intangible Assets, Net (Details) - Schedule of Future Amortization for the Intangible Assets $ in Thousands	Jun. 30, 2023 USD ($)
Schedule of Future Amortization for the Intangible Assets [Abstract]
2023	$ 637
2024	531
2025	424
2026	403
2027	358
Thereafter	9,884
Total	$ 12,237